UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

Reserve Investment Funds, Inc.	August 31, 2010

T. ROWE PRICE RESERVE INVESTMENT FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
ASSET BACKED SECURITIES 1.7%		
Ally Auto Receivables Trust Series 2010-1, Class A1 0.323%, 4/15/11	12,610	12,610
Ally Auto Receivables Trust Series 2010-2, Class A1 0.586%, 7/15/11	25,049	25,049
Bank of America Auto Trust Series 2010-2, Class A1 0.619%, 7/15/11	25,029	25,029
CarMax Auto Owner Trust Series 2010-1, Class A1 0.274%, 2/15/11	5,864	5,864
Chrysler Financial Lease Trust Series 2010-A, Class A1 0.377%, 3/15/11 (1)	16,979	16,979
CIT Equipment Collateral Trust Series 2010-VT1A, Class A1 0.344%, 3/15/11 (1)	17,310	17,310
CNH Equipment Trust Series 2010 A, Class A1 0.354%, 4/15/11	48,128	48,128
Ford Credit Auto Owner Trust Series 2010-B, Class A1 0.506%, 8/15/11 (1)	24,384	24,384
Nissan Auto Lease Trust Series 2010-A, Class A1 0.561%, 6/15/11	18,844	18,844
Total Asset Backed Securities (Cost $194,197)		194,197
BANK NOTE 0.3%		
Bear Steams, FRN, 0.696%, 1/31/11	35,970	36,000
Total Bank Note (Cost $36,000)		36,000

CERTIFICATES OF DEPOSIT 4.5%		
Eurodollar 1.3% (2)		
Barclays Bank, FRN, 0.525%, 7/19/11	50,000	50,000
National Australia Bank, 0.30%, 11/19/10	50,000	50,000
Royal Bank of Scotland, FRN 0.439%, 8/23/11	49,750	49,750
		149,750
Yankee 3.2% (3)		
Intesa SanPaolo, 0.40%, 9/1/10	50,000	50,000
Lloyds TSB Bank, 0.38%, 11/10/10	35,000	35,002
Rabobank Nederland, FRN, 0.322%, 4/26/11	50,000	50,000
Royal Bank of Canada, FRN, 0.295%, 10/6/10	49,250	49,250
Royal Bank of Canada, FRN, 0.38%, 8/15/11	50,000	50,000
Societe Generale, FRN, 0.365%, 2/22/11	45,000	45,002
Toronto-Dominion Bank, FRN 0.293%, 3/10/11	50,000	50,000
Westpac Banking, FRN, 0.316%, 3/15/11	40,000	40,003
		369,257
Total Certificates of Deposit (Cost $519,007)		519,007
COMMERCIAL PAPER 31.6%		
4(2) 25.8% (4)		
Amsterdam Funding, 0.28%, 11/15/10	35,000	34,980
Bryant Park Funding, 0.24%, 9/22/10	50,012	50,005
Bryant Park Funding, 0.24%, 9/27/10	52,013	52,004
Bryant Park Funding, 0.33%, 11/15/10	690	689
Chariot Funding, 0.28%, 12/1/10	31,000	30,978
Chariot Funding, 0.29%, 11/19/10	25,000	24,984
Chariot Funding, 0.32%, 11/5/10	35,000	34,980

Chariot Funding, 0.34%, 10/26/10	75,000	74,961
Chariot Funding, 0.40%, 10/13/10	15,000	14,993
Chariot Funding, 0.45%, 9/17/10	19,066	19,062
Ciesco, 0.32%, 11/17/10	50,000	49,966
Citibank Credit Card Issuance Trust, 0.43%, 11/2/10	49,000	48,964
Commonwealth Bank of Australia, FRN, 0.394%, 8/8/11	50,000	49,995
Eksportfinans, 0.32%, 10/27/10	300,000	299,851
Electricite de France, 0.29%, 11/22/10	125,000	124,917
ENI Finance, 0.49%, 9/28/10	50,000	49,982
Fairway Finance, 0.43%, 9/9/10	15,000	14,999
Fairway Finance, FRN, 0.295%, 9/8/10	20,000	20,000
Hewlett Packard, 0.22%, 9/20/10	50,000	49,994
Jupiter Securitization, 0.29%, 11/10/10	50,000	49,972
Jupiter Securitization, 0.30%, 11/5/10	50,000	49,973
Jupiter Securitization, 0.30%, 11/8/10	50,000	49,972
Jupiter Securitization, 0.45%, 9/8/10	13,063	13,062
Jupiter Securitization, 0.45%, 9/10/10	24,566	24,563
Jupiter Securitization, 0.50%, 10/6/10	71,600	71,565
KfW, 0.29%, 9/27/10	61,000	60,987
KfW, 0.39%, 10/26/10	60,000	59,964
Market Street Funding, 0.32%, 9/22/10	26,200	26,195
Market Street Funding, 0.48%, 9/13/10 ()	12,700	12,698
Massachusetts Mutual Life Insurance, 0.25%, 9/22/10	25,000	24,996
Novartis Finance, 0.38%, 3/30/11	50,000	49,889
Novartis Securities Investment, 0.22%, 10/13/10	20,000	19,995
Novartis Securities Investment, 0.25%, 11/3/10	60,000	59,974
Ranger Funding, 0.27%, 10/13/10	30,015	30,006
Ranger Funding, 0.27%, 10/27/10	49,230	49,209
Shell International Finance, 0.70%, 4/1/11	70,000	69,711

Shell International Finance, 0.73%, 7/5/11	39,100	38,857
Straight-A Funding, 0.21%, 9/9/10	50,000	49,998
Straight-A Funding, 0.27%, 11/15/10	50,000	49,972
Straight-A Funding, 0.35%, 10/12/10	75,000	74,970
Straight-A Funding, 0.35%, 10/12/10	80,000	79,968
Straight-A Funding, 0.35%, 10/12/10	50,000	49,980
Straight-A Funding, 0.36%, 10/5/10	128,000	127,956
Straight-A Funding, 0.36%, 10/5/10	25,000	24,991
Total Capital Canada, 0.48%, 1/19/11	79,500	79,352
Variable Funding Capital, 0.26%, 11/22/10	50,000	49,970
Danske, 0.41%, 10/4/10	40,300	40,285
Variable Funding Capital, 0.35%, 10/26/10	50,000	49,973
Variable Funding Capital, 0.42%, 10/14/10	56,000	55,972
Danske, 0.41%, 10/4/10	25,000	24,991
Falcon Asset Securitization, 0.50%, 10/4/10	50,000	49,977
New York Life Capital, 0.25%, 10/12/10	15,005	15,001
New York Life Capital, 0.25%, 10/18/10	31,000	30,990
Falcon Asset Securitization, 0.30%, 11/8/10	50,000	49,972
New York Life Capital, 0.25%, 10/28/10	45,500	45,482
New York Life Capital, 0.26%, 10/4/10	27,019	27,013
Southern Company, 0.27%, 9/14/10	21,300	21,298
Old Line Funding, 0.26%, 10/20/10	50,000	49,982
Variable Funding Capital, 0.52%, 1/10/11	100,000	99,811
		2,955,796
Non-4(2) 5.8%		
Barclays U.S. Funding, 0.50%, 9/29/10	50,000	49,981
Dexia Delaware, 0.47%, 9/20/10	30,000	29,993
GE Capital Services, 0.40%, 9/28/10	18,800	18,794
Johns Hopkins University, 0.37%, 9/23/10	14,200	14,200

Los Angeles Airport, 0.39%, 9/14/10	21,475	21,472
Los Angeles Airport, 0.40%, 9/10/10	24,780	24,777
Nestle Finance International, 0.35%, 10/12/10	60,400	60,376
Oesterreichische Kontrollbank, 0.30%, 10/21/10	8,950	8,946
Oesterreichische Kontrollbank, 0.33%, 9/29/10	17,500	17,495
Oesterreichische Kontrollbank, 0.35%, 9/17/10	66,550	66,540
Oesterreichische Kontrollbank, 0.36%, 9/29/10	100,000	99,972
Svenska Handelsbanken, 0.44%, 11/15/10	100,000	99,908
Swedish Export Credit, 0.26%, 10/7/10	50,000	49,987
UBS Finance Delaware, 0.545%, 9/27/10	48,320	48,301
University of California, 0.30%, 9/17/10	24,468	24,465
Vanderbilt University, 0.30%, 9/7/10	22,750	22,749
		657,956
Total Commercial Paper (Cost $3,613,752)		3,613,752
MEDIUM-TERM NOTES 4.6%		
European Investment Bank, 2.625%, 5/16/11	27,029	27,402
GE Capital, FRN, 0.446%, 8/15/11	81,756	81,810
International Bank for Reconstruction & Development FRN, 0.325%, 7/13/11	200,000	200,000
JPMorgan Chase, 1.65%, 2/23/11	23,349	23,483
JPMorgan Chase, 5.60%, 6/1/11	6,190	6,415
JPMorgan Chase, FRN, 0.695%, 1/17/11	14,500	14,510
New York Life Global Funding, FRN, 0.312%, 4/1/11 (1)	175,000	175,000
Total Medium-Term Notes (Cost $528,620)		528,620
MUNICIPAL SECURITIES 38.5%		
Athens-Clarke Dev. Auth. Unified Gov't., Univ. of Georgia Athletic Assn., VRDN, 0.25%, 8/1/33	2,315	2,315

Athens-Clarke Dev. Auth. Unified Gov't., Univ. of Georgia Athletic Assn., VRDN, 0.25%, 7/1/35	4,870	4,870
Austin Trust Receipts (Bank of America), Metropolitan Water Reclamation dist., VRDN, 0.30%, 12/1/24	6,775	6,775
Baltimore City, Parking, VRDN, 0.26%, 7/1/32	7,065	7,065
Baltimore County, Oak Crest Village, VRDN, 0.26%, 1/1/17	4,035	4,035
Barclays Capital Municipal Trust Receipts, Los Angeles Airport VRDN, 0.27%, 5/15/40 (1)	11,125	11,125
Barclays Capital Municipal Trust Receipts, Vanderbuilt Univ. VRDN, 0.31%, 10/1/39 (1)	3,495	3,495
Bay Area Toll Auth., VRDN, 0.25%, 4/1/45	22,350	22,350
Berks County Municipal Auth., Reading Hosp. & Medical Center VRDN, 0.29%, 5/1/32	7,875	7,875
California, GO, VRDN, 0.24%, 5/1/33	57,500	57,500
California Dept. of Water Resources, Power Supply, VRDN 0.23%, 5/1/22	46,330	46,330
California EFA, Univ. of California, VRDN, 0.30%, 4/1/14	1,120	1,120
California HFA, Kaiser Permanente, VRDN, 0.25%, 6/1/41	32,965	32,965
California Housing Fin. Agency, California Housing, VRDN 0.26%, 8/1/36	9,155	9,155
California Statewide CDA, Kaiser Permanente VRDN, 0.25%, 4/1/36	4,600	4,600
California Statewide CDA, Kaiser Permanente VRDN, 0.26%, 4/1/32	93,900	93,900
California Statewide CDA, Kaiser Permanente VRDN, 0.26%, 4/1/46	57,000	57,000
California Statewide CDA, Los Angeles County Museum of Art VRDN, 0.24%, 12/1/37	11,700	11,700
California Statewide CDA, Los Angeles County Museum of Art VRDN, 0.24%, 12/1/37	42,500	42,500
Charlottesville IDA, Univ. of Virginia Foundation VRDN, 0.29%, 12/1/37	1,985	1,985
Chicago Board of Ed., GO, VRDN, 0.30%, 3/1/26	5,200	5,200

City of New York Trust Cultural Resources, Lincoln Center for Performing Arts, VRDN, 0.23%, 12/1/35	11,600	11,600
Clarksville Public Building Auth., GO, VRDN, 0.27%, 1/1/33	19,225	19,225
Colorado HFA, Sisters of Charity of Leavenworth VRDN, 0.26%, 12/1/38	18,270	18,270
Colorado Housing Fin. Auth., Multi-Family VRDN, 0.30%, 4/1/36	11,200	11,200
Colorado Housing Fin. Auth., Single Family VRDN, 0.26%, 11/1/34	14,670	14,670
Colorado Housing Fin. Auth., Single Family VRDN, 0.27%, 11/1/34	9,500	9,500
Connecticut Housing Fin. Auth., Single Family & Multi-Family VRDN, 0.26%, 5/15/32 (5)	8,600	8,600
Dallas Area Rapid Transit, VRDN, 0.30%, 12/1/40	8,285	8,285
District of Columbia, George Washington Univ. VRDN, 0.28%, 9/15/29	70,515	70,515
District of Columbia, Georgetown Univ., VRDN, 0.26%, 4/1/41	9,575	9,575
District of Columbia, GO, VRDN, 0.28%, 6/1/34	24,565	24,565
District of Columbia, GO, VRDN, 0.31%, 6/1/34	20,000	20,000
Dormitory Auth. of the State of New York, City Univ. VRDN, 0.31%, 7/1/31	122,150	122,150
Dormitory Auth. of the State of New York, Long Island Univ. VRDN, 0.25%, 9/1/36	6,300	6,300
Dormitory Auth. of the State of New York, North Shore Long Island Jewish Health, VRDN, 0.24%, 7/1/39	8,000	8,000
Dormitory Auth. of the State of New York, North Shore Long Island Jewish Health, VRDN, 0.26%, 7/1/39	18,700	18,700
Dormitory Auth. of the State of New York, Rockefeller Univ. VRDN, 0.22%, 7/1/40	16,700	16,700
East Bay Municipal Utility Dist., VRDN, 0.34%, 6/1/38	16,460	16,460
Eastern Municipal Water Dist., VRDN, 0.24%, 7/1/30	2,620	2,620
Eastern Municipal Water Dist., VRDN, 0.24%, 7/1/35	42,975	42,975
Eastern Municipal Water Dist., VRDN, 0.25%, 7/1/20	15,585	15,585

Fairfax County Economic Dev. Auth., Smithsonian Institution VRDN, 0.26%, 12/1/33	23,115	23,115
Fayette County Hosp. Auth., Piedmont Healthcare, Community Hosp., VRDN, 0.30%, 6/15/37	21,565	21,565
Florida Board of Ed., GO, VRDN, 0.30%, 6/1/11	5,995	5,995
Florida Municipal Power Agency, VRDN, 0.26%, 10/1/35	50,000	50,000
Forsyth County, GO, VRDN, 0.29%, 10/1/26	14,230	14,230
Fulton County Dev. Auth., Woodruff Arts Center VRDN, 0.30%, 3/15/39	22,000	22,000
Gainesville Regional Utilities, VRDN, 0.26%, 10/1/36	36,100	36,100
Georgia, GO, VRDN, 0.28%, 12/1/26	14,727	14,727
Georgia, GO, VRDN, 0.29%, 12/1/26	58,869	58,869
Georgia Private Colleges & Univ. Auth., Emory Univ. VRDN, 0.24%, 9/1/24	32,900	32,900
Gregg County Health Fac. Dev. Corp., Good Shepherd Health VRDN, 0.28%, 10/1/29	33,800	33,800
Guilford County, GO, VRDN, 0.27%, 3/1/25	46,250	46,250
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.25%, 10/1/41	13,350	13,350
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.29%, 10/1/29	90,390	90,390
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.30%, 10/1/41	41,400	41,400
Hawaii, GO, VRDN, 0.30%, 5/1/16	7,495	7,495
Illinois Fin. Auth., Carle Foundation, VRDN, 0.27%, 2/15/33	18,300	18,300
Illinois Fin. Auth., Northwestern Memorial Hosp. VRDN, 0.25%, 8/15/42	53,150	53,150
Illinois Fin. Auth., Northwestern Memorial Hosp. VRDN, 0.25%, 8/15/42	16,930	16,930
Illinois Fin. Auth., Northwestern Memorial Hosp. VRDN, 0.26%, 8/15/42	19,805	19,805
Illinois Fin. Auth., Northwestern Memorial Hosp. VRDN, 0.30%, 8/15/42	52,250	52,250

Illinois Toll Highway Auth., VRDN, 0.31%, 7/1/30	47,440	47,440
Indiana Fin. Auth., Sisters of Saint Francis Health Services VRDN, 0.26%, 11/1/37	8,490	8,490
Indiana Fin. Auth., Trinity Health, VRDN, 0.23%, 12/1/33	21,055	21,055
Indiana Fin. Auth., Trinity Health, VRDN, 0.23%, 12/1/33	20,820	20,820
Jacksonville Electric Auth., VRDN, 0.26%, 10/1/36	47,530	47,530
Jacksonville Electric Auth., VRDN, 0.27%, 10/1/34	20,000	20,000
JPMorgan Chase, Advocate Health Care Network VRDN, 0.30%, 4/1/17 (1)	14,960	14,960
JPMorgan Chase, Colorado Health, Catholic Health Initiatives VRDN, 0.30%, 7/1/33 (1)	4,000	4,000
JPMorgan Chase, Cornell Univ., VRDN, 0.30%, 1/1/17 (1)	4,000	4,000
JPMorgan Chase, District of Columbia, GO VRDN, 0.30%, 6/1/17 (1)	5,495	5,495
JPMorgan Chase, Fairfax, Inova Health VRDN, 0.30%, 5/15/17 (1)	9,500	9,500
JPMorgan Chase, Fulton, Piedmont Healthcare VRDN, 0.30%, 6/15/17 (1)	11,415	11,415
JPMorgan Chase, Honolulu, GO, VRDN, 0.30%, 4/1/17 (1)	5,740	5,740
JPMorgan Chase, Illinois Toll Highway Auth. VRDN, 0.30%, 1/1/16 (1)	5,330	5,330
JPMorgan Chase, Juilliard School, VRDN, 0.30%, 1/1/17 (1)	7,535	7,535
JPMorgan Chase, Massachusetts Health, Partners Healthcare VRDN, 0.30%, 7/1/29 (1)	10,000	10,000
JPMorgan Chase, Northwestern Memorial Hosp. VRDN, 0.30%, 2/15/33 (1)	3,795	3,795
JPMorgan Chase, San Antonio Electric & Gas VRDN, 0.30%, 8/1/15 (1)	5,000	5,000
JPMorgan Chase, Triborough Bridge & Tunnel Auth. VRDN, 0.30%, 11/15/16 (1)	12,245	12,245
JPMorgan Chase, Univ. of California Regents VRDN, 0.30%, 11/15/16 (1)	1,500	1,500
JPMorgan Chase, Washington, GO, VRDN, 0.30%, 8/1/28 (1)	5,000	5,000

JPMorgan Chase, Yale Univ., VRDN, 0.30%, 7/1/12 (1)	9,600	9,600
Kentucky Economic Dev. Fin. Auth., Baptist Healthcare VRDN, 0.25%, 8/15/38	12,555	12,555
Kentucky Economic Dev. Fin. Auth., Baptist Healthcare VRDN, 0.29%, 8/15/38	8,155	8,155
King County, GO, VRDN, 0.24%, 1/1/40	8,170	8,170
King County, GO, VRDN, 0.25%, 1/1/40	20,000	20,000
King County, GO, VRDN, 0.31%, 6/1/29	15,870	15,870
Lee Memorial Health System Board, VRDN, 0.30%, 4/1/33	1,985	1,985
Loma Linda, Univ. Medical Center, VRDN, 0.28%, 12/1/37	8,880	8,880
Lynchburg IDA, Centra Health, VRDN, 0.30%, 1/1/28	16,935	16,935
Lynchburg IDA, Centra Health, VRDN, 0.30%, 1/1/35	7,700	7,700
Maryland Economic Dev. Corp., Howard Hughes Medical Institute, VRDN, 0.28%, 5/15/43	59,700	59,700
Maryland HHEFA, VRDN, 0.28%, 4/1/35	19,325	19,325
Maryland HHEFA, VRDN, 0.30%, 4/1/35	64,250	64,250
Maryland HHEFA, Adventist Healthcare, VRDN, 0.28%, 1/1/35	6,550	6,550
Maryland HHEFA, Archdiocese of Baltimore VRDN, 0.29%, 7/1/37	10,700	10,700
Maryland HHEFA, Charlestown Community VRDN, 0.30%, 1/1/28	34,800	34,800
Maryland HHEFA, Indian Creek School, VRDN, 0.29%, 12/1/29	11,345	11,345
Maryland HHEFA, Loyola College, VRDN, 0.31%, 10/1/26	22,655	22,655
Maryland HHEFA, Pickersgill Retirement Community VRDN, 0.28%, 1/1/35 (6)	9,700	9,700
Maryland HHEFA, Univ. of Maryland Medical VRDN, 0.25%, 7/1/34	14,265	14,265
Maryland HHEFA, Univ. of Maryland Medical VRDN, 0.27%, 7/1/41	30,500	30,500
Maryland HHEFA, Univ. of Maryland Medical VRDN, 0.31%, 7/1/41	11,050	11,050
Maryland HHEFA, Upper Chesapeake Health VRDN, 0.29%, 1/1/43	3,930	3,930

Maryland Stadium Auth., Baltimore Convention Center VRDN, 0.28%, 12/15/14	7,505	7,505
Maryland Stadium Auth., Football Stadium VRDN, 0.33%, 3/1/26	25,780	25,780
Massachusetts Dev. Fin. Agency, Boston Univ. VRDN, 0.25%, 10/1/40	10,000	10,000
Massachusetts DOT, VRDN, 0.25%, 1/1/37	14,150	14,150
Massachusetts HEFA, Children's Hosp., VRDN, 0.28%, 10/1/49	33,600	33,600
Massachusetts HEFA, Partners Healthcare VRDN, 0.24%, 7/1/27	19,000	19,000
Massachusetts HEFA, Partners Healthcare VRDN, 0.24%, 7/1/27	70,500	70,500
Massachusetts HEFA, Partners Healthcare VRDN, 0.24%, 7/1/38	47,520	47,520
Massachusetts HEFA, Partners Healthcare VRDN, 0.26%, 7/1/40	2,220	2,220
Massachusetts HEFA, Partners Healthcare VRDN, 0.27%, 7/1/40	65,650	65,650
Massachusetts HEFA, Partners Healthcare VRDN, 0.27%, 7/1/44	20,000	20,000
Mecklenburg County, GO, VRDN, 0.29%, 2/1/26	8,470	8,470
Mecklenburg County, GO, VRDN, 0.30%, 2/1/26	8,985	8,985
Metropolitan Nashville & Davidson County Health & Ed. Fac. Board, Belmont Univ., VRDN, 0.30%, 12/1/25	4,500	4,500
Metropolitan Nashville & Davidson County Health & Ed. Fac. Board, Vanderbilt Univ., TECP, 0.47%, 10/7/10	2,205	2,205
Metropolitan Nashville & Davidson County Health & Ed. Fac. Board, Vanderbilt Univ., TECP, 0.47%, 10/8/10	35,000	35,000
Metropolitan Transportation Auth., VRDN, 0.26%, 11/1/34	8,000	8,000
Metropolitan Washington Airports Auth., TECP 0.30%, 10/7/10 (7)	60,000	59,999
Metropolitan Water Reclamation Dist. Chicago, GO VRDN, 0.30%, 12/1/29	6,290	6,290
Michigan Hosp. Fin. Auth., Ascension Health VRDN, 0.26%, 11/15/47	20,700	20,700

Minneapolis Healthcare, Fairview Health VRDN, 0.24%, 11/15/47	9,600	9,600
Mississippi Business Fin. Corp., Chevron Corp. VRDN, 0.23%, 12/1/30	68,700	68,700
Missouri HEFA, SSM Health Care, VRDN, 0.26%, 6/1/33	29,100	29,100
Missouri HEFA, SSM Health Care, VRDN, 0.28%, 6/1/33	65,125	65,125
Montgomery County, George Meany Center for Labor Studies VRDN, 0.31%, 5/1/31	12,260	12,260
Montgomery County, GO, BAN, VRDN, 0.31%, 6/1/26	25,685	25,685
Murray City, IHC Health, VRDN, 0.25%, 5/15/37	14,800	14,800
Nassau County Health Care Corp., GO, VRDN, 0.31%, 8/1/22	5,995	5,995
Nassau County Interim Fin. Auth., VRDN, 0.25%, 11/15/19	107,000	107,000
Nassau County Interim Fin. Auth., Sales Tax VRDN, 0.26%, 11/15/25	17,800	17,800
Nebraska Ed. Fin. Auth., Creighton Univ., VRDN, 0.25%, 7/1/35	21,410	21,410
New Jersey Economic Dev. Auth., School Fac. Construction VRDN, 0.24%, 3/1/26	15,000	15,000
New York City, GO, VRDN, 0.24%, 8/1/27	83,000	83,000
New York City Housing Dev. Corp., Multi-Family VRDN, 0.27%, 11/15/19	50,305	50,305
New York City Municipal Water Fin. Auth. VRDN, 0.27%, 6/15/23	13,300	13,300
New York City Transitional Fin. Auth., VRDN, 0.30%, 2/1/33 (1)	6,235	6,235
New York State Housing Fin. Agency, 17th & 10th Associates VRDN, 0.26%, 5/15/39	12,900	12,900
New York State Housing Fin. Agency, DeKalb Assoc. Housing VRDN, 0.28%, 5/1/42	23,250	23,250
New York State Housing Fin. Agency, River Place II, 600 West 42nd St., VRDN, 0.39%, 11/1/41	3,790	3,790
Newport Beach, Hoag Memorial Hosp. Presbyterian VRDN, 0.23%, 12/1/40	12,200	12,200
Newport Beach, Hoag Memorial Hosp. Presbyterian VRDN, 0.24%, 12/1/40	51,300	51,300

North Carolina Medical Care Commission, Duke Univ. Health VRDN, 0.25%, 6/1/28	17,180	17,180
North Carolina Medical Care Commission, Duke Univ. Health VRDN, 0.30%, 12/1/17 (1)	2,500	2,500
North Carolina Medical Care Commission, Moses Cone Health VRDN, 0.27%, 10/1/35	42,400	42,400
North Carolina Medical Care Commission, WakeMed, VRDN 0.29%, 10/1/38	9,400	9,400
Ohio, Common Schools, GO, VRDN, 0.24%, 3/15/25	20,325	20,325
Oregon, Veterans Welfare, GO, VRDN, 0.26%, 6/1/41	18,300	18,300
Oregon DOT, VRDN, 0.29%, 11/15/26	35,510	35,510
Oregon DOT, VRDN, 0.29%, 11/15/26	47,635	47,635
Oregon DOT, VRDN, 0.33%, 11/15/27	55,000	55,000
Oregon Fac. Auth., PeaceHealth, VRDN, 0.23%, 8/1/34	10,450	10,450
Oregon Fac. Auth., PeaceHealth, VRDN, 0.23%, 8/1/34	9,800	9,800
Port of Oakland, TECP, 0.30%, 9/3/10	41,415	41,415
Sacramento Sanitation Dist. Fin. Auth., VRDN, 0.30%, 12/1/30	31,200	31,200
San Diego County Regional Transportation Commission VRDN, 0.26%, 4/1/38	43,880	43,880
San Diego County Regional Transportation Commission VRDN, 0.28%, 4/1/38	18,050	18,050
Santa Clara Valley Transportation Auth., VRDN, 0.24%, 4/1/36	42,945	42,945
Santa Clara Valley Transportation Auth., VRDN, 0.30%, 4/1/36	46,175	46,175
Santa Clara Valley Transportation Auth., Sales Tax VRDN, 0.39%, 6/1/26	31,785	31,785
Shelby County, GO, VRDN, 0.31%, 12/1/31	71,250	71,250
South Dakota HEFA, Sanford Health, Sioux Valley Hosp. VRDN, 0.31%, 11/1/14	9,650	9,650
South Miami HFA, Baptist Health South, VRDN, 0.31%, 2/15/15	9,300	9,300
Southern Ute Indian Tribe, VRDN, 0.35%, 4/1/40 (1)	17,000	17,000
Tarrant County Cultural Ed. Fac. Fin. Corp., Christus Health VRDN, 0.33%, 7/1/47	13,450	13,450

Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, VRDN, 0.24%, 11/15/33	33,000	33,000
Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, VRDN, 0.27%, 11/15/47	450	450
Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, VRDN, 0.31%, 11/15/33	21,550	21,550
Tempe, Transit Excise Tax, VRDN, 0.28%, 7/1/37	18,645	18,645
Texas, Veterans Housing, VRDN, 0.35%, 6/1/21	10,950	10,950
Texas, Veterans Housing, VRDN, 0.35%, 12/1/26	1,700	1,700
Texas, Veterans Housing, VRDN, 0.35%, 12/1/27	32,505	32,505
Univ. of North Carolina Board of Governors, Chapel Hill VRDN, 0.25%, 2/1/24	11,950	11,950
Univ. of South Florida Fin. Corp., VRDN, 0.29%, 7/1/35 (5)	18,750	18,750
Univ. of Texas, Board of Regulation, VRDN, 0.23%, 8/1/39	30,500	30,500
Univ. of Texas, Permanent Univ. Fund, VRDN, 0.20%, 7/1/37	121,740	121,740
Washington County, LSN / TLS Obligated Group VRDN, 0.28%, 1/1/33	6,455	6,455
West Virginia Economic Dev. Auth., Appalachian Power VRDN, 0.26%, 12/1/42	5,600	5,600
West Virginia Economic Dev. Auth., Appalachian Power VRDN, 0.30%, 12/1/42	6,050	6,050
Whittier HFA, Presbyterian Intercommunity Hosp. VRDN, 0.23%, 6/1/36	34,900	34,900
Wisconsin HEFA, Gundersen Lutheran, VRDN, 0.31%, 2/15/33	7,410	7,410
Wisconsin HEFA, Gundersen Lutheran, VRDN, 0.31%, 2/15/33	11,305	11,305
Wisconsin HEFA, ProHealth Care, VRDN, 0.27%, 2/1/34	9,200	9,200
Total Municipal Securities (Cost $4,407,535)		4,407,535

REPURCHASE AGREEMENTS 2.8% (8)

Barclays Capital, Tri-Party, Dated, 8/31/10, 0.24% Delivery Value of $60,000,400 on 9/1/10, Collateralized by U.S. Government securities, 1.00%, 1/31/11, valued at $61,200,030	60,000	60,000

Citigroup Global Markets, Tri-Party, Dated, 8/31/10, 0.25% Delivery Value of $30,000,208 on 9/1/10, Collateralized by U.S. Government securities, 2.625%, 2/29/16 valued at $30,600,064	30,000	30,000
Credit Suisse First Boston, Tri-Party, Dated, 8/31/10, 0.24% Delivery Value of $58,612,391 on 9/1/10, Collateralized by U.S. Government securities, 1.125%, 12/15/12, valued at $59,787,471	58,612	58,612
Deutsche Bank Securities, Tri-Party, Dated 8/31/10, 0.24% Delivery Value of $165,001,100 on 9/1/10, Collateralized by U.S. Government securities, 3.625%, 2/15/20, valued at $168,300,067	165,000	165,000
Total Repurchase Agreements (Cost $313,612)		313,612

U.S. GOVERNMENT AGENCY OBLIGATIONS 11.0% (9)

Federal Farm Credit Bank, 0.35%, 1/20/11	45,000	44,996
Federal Farm Credit Bank, FRN, 0.34%, 7/23/12	100,000	100,000
Federal Farm Credit Bank, FRN, 0.347%, 7/1/11	48,000	48,015
Federal Home Loan Bank, FRN, 0.206%, 1/14/11	13,000	12,999
Federal Home Loan Mortgage, 0.24%, 1/24/11	100,000	99,903
Federal Home Loan Mortgage, 0.28%, 10/26/10	50,000	49,979
Federal Home Loan Mortgage, FRN, 0.315%, 5/5/11	300,000	300,091
Federal Home Loan Mortgage, 0.38%, 1/10/11	25,000	24,965
Federal Home Loan Mortgage, 0.40%, 1/10/11	71,000	70,897
Federal National Mortgage Assn., 0.24%, 11/17/10	100,000	99,949
Federal National Mortgage Assn., 0.25%, 12/20/10	200,000	199,847
Federal National Mortgage Assn., FRN, 0.285%, 8/23/12	100,000	99,940
Federal National Mortgage Assn., 0.44%, 6/1/11	100,000	99,666
Total U.S. Government Agency Obligations (Cost $1,251,247)		1,251,247

U.S. TREASURY OBLIGATIONS 5.0%

U.S. Treasury Bills, 0.183%, 2/3/11	100,000	99,921

U.S. Treasury Bills, 0.192%, 1/27/11	150,000	149,882
U.S. Treasury Bills, 0.26%, 8/25/11	50,000	49,871
U.S. Treasury Notes, 0.875%, 1/31/11	70,000	70,140
U.S. Treasury Notes, 0.875%, 2/28/11	100,000	100,326
U.S. Treasury Notes, 0.875%, 4/30/11	100,000	100,422
Total U.S. Treasury Obligations (Cost $570,562)		570,562
Total Investments in Securities		
100.0% of Net Assets (Cost $11,434,532)		**$ 11,434,532**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $389,143 and represents 3.4% of net assets.

Domestic certificates of deposit are issued by domestic branches of U.S. banks.

(2) Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.

(3) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(4) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $2,955,796 and represents 25.8% of net assets.

(5) Insured by AMBAC Assurance Corp.

(6) Insured by Radian Asset Assurance Inc.

(7) Interest subject to alternative minimum tax

(8) Collateralized by U.S. government securities valued at $319,887,632 at August 31, 2010 - See Note 3

(9) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating-Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MEDIUM-TERM NOTES 19.0%		
Bank of America, FRN, 0.566%, 9/13/10 (1)	21,000	21,001
Bank of America, FRN, 0.718%, 12/23/10 (1)	1,375	1,376
Citibank, 1.375%, 8/10/11 (1)	17,000	17,161
Citigroup, FRN, 1.087%, 12/9/10 (1)	5,000	5,009
GE Capital, FRN, 1.167%, 12/9/10 (1)	96,815	97,008
JPMorgan Chase, 1.65%, 2/23/11 (1)	10,000	10,057
JPMorgan Chase, FRN, 1.036%, 12/2/10 (1)	52,500	52,579
Total Medium-Term Notes (Cost $204,191)		204,191
REPURCHASE AGREEMENTS 22.3% (2)		
Barclays Capital, Tri-Party, Dated, 8/31/10, 0.24% Delivery Value of $95,000,633 on 9/1/10, Collateralized by U.S. Government securities, 2.625%, 4/30/16, valued at $96,900,006	95,000	95,000
Citigroup Global Markets, Tri-Party, Dated, 8/31/10, 0.25% Delivery Value of $50,000,347 on 9/1/10, Collateralized by U.S. Government securities, 0.875%, 3/31/11, valued at $51,000,009	50,000	50,000
Credit Suisse First Boston, Tri-Party, Dated, 8/31/10, 0.24% Delivery Value of $95,036,634 on 9/1/10, Collateralized by U.S. Government securities, 0.750%, 11/30/11, valued at $96,937,040	95,036	95,036
Total Repurchase Agreements (Cost $240,036)		240,036
U.S. TREASURY OBLIGATIONS 58.5%		
U.S. Treasury Bills, 0.105%, 10/14/10	67,000	66,992
U.S. Treasury Bills, 0.138%, 10/7/10	94,000	93,987
U.S. Treasury Bills, 0.138%, 10/7/10	35,000	34,995
U.S. Treasury Bills, 0.142%, 10/21/10	41,000	40,992
U.S. Treasury Bills, 0.152%, 10/21/10	50,000	49,989
U.S. Treasury Bills, 0.237%, 10/28/10	100,000	99,963
U.S. Treasury Bills, 0.322%, 1/13/11	11,000	10,987
U.S. Treasury Notes, 0.875%, 12/31/10	20,000	20,039

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Reserve Investment Funds, Inc.
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (T. Rowe Price Reserve Fund) and T. Rowe Price Government Reserve Investment Fund (T. Rowe Price Government Reserve Fund) are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds) established by the corporation.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On June 1, 2010, the T. Rowe Price Reserve Investment Funds adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the funds’ net assets or results of operations.

NOTE 2 - VALUATION

Each fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On August 31, 2010, all of the funds’ investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with each fund’s investment objective, the funds engage in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of the funds are described more fully in the funds’ prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities
The funds may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At August 31, 2010, the cost of investments for federal income tax purposes was $11,434,532,000 and $1,072,351,000 for the T. Rowe Price Reserve Fund and the T. Rowe Price Government Reserve Fund, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	October 22, 2010